Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 74,041
Ending balance	103,345	$ 74,041
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	87,059	47,873
Additions	50,978	33,294
Transfers	166
Foreign exchange movements	(7,596)	5,892
Ending balance	130,607	87,059
Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(13,018)	(4,930)
Amortization for year	(16,199)	(7,332)
Foreign exchange movements	1,955	(756)
Ending balance	(27,262)	(13,018)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	38,449
Ending balance	36,043	38,449
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	38,449	25,503
Additions		10,073
Foreign exchange movements	(2,406)	2,873
Ending balance	36,043	38,449
Brand, Trademarks & Domain Names
Disclosure Of Intangible Assets [Line Items]
Beginning balance	5,685
Ending balance	4,906	5,685
Brand, Trademarks & Domain Names | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,289	3,555
Additions		3,046
Transfers		139
Foreign exchange movements	(443)	549
Ending balance	6,846	7,289
Brand, Trademarks & Domain Names | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,604)	(689)
Amortization for year	(459)	(745)
Transfers		(67)
Foreign exchange movements	123	(103)
Ending balance	(1,940)	(1,604)
Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,819
Ending balance	713	1,819
Customer Relationships | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,384	1,030
Additions		1,178
Foreign exchange movements	(145)	176
Ending balance	2,239	2,384
Customer Relationships | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(565)	(256)
Amortization for year	(1,057)	(272)
Foreign exchange movements	96	(37)
Ending balance	(1,526)	(565)
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	28,088
Ending balance	61,683	28,088
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	38,937	17,785
Additions	50,978	18,997
Transfers	166	(139)
Foreign exchange movements	(4,602)	2,294
Ending balance	85,479	38,937
Development Costs | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(10,849)	(3,985)
Amortization for year	(14,683)	(6,315)
Transfers		67
Foreign exchange movements	1,736	(616)
Ending balance	$ (23,796)	$ (10,849)